Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance of stock based incentive plan, shares	19,660	73,738
Treasury shares, acquisition	2,158	1,705
Treasury shares, purchase	61,000
Dividends declared, per share	$ 0.03
Preferred Stock [Member]
Issuance of shares from private placement		12,337
Offering expenses		$ 805
Common Stock [Member]
Issuance of shares from private placement		849,615
Offering expenses		$ 554
Series C Preferred Stock [Member]
Conversion of Series C preferred stock, shares	12,607
Non-Voting Common Stock [Member]
Non-voting common stock, shares	1,260,700